Fully Benefit-Responsive Investment Contracts (Details) - EBP 105 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	$ 630,900	$ 638,500
Investment, plan interest in master trust, contract value	$ 20,183	$ 21,263
Investment, interest rate minimum	0